12 .FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Measurements Tables
Schedule of Warrant terms

	Issuance Date	Number of Common Shares	Per Share Exercise Price	Remaining Term (Months)	Expiration Date
Series G Warrants	November 4, 2016	750,000	$9.22	7	January 31, 2018
Series H Warrants	November 4, 2016	250,000	$9.22	19	January 31, 2019
Series I Warrants	November 4, 2016	250,000	$9.22	31	January 31, 2020

	Issuance Date	Number of Common Shares	Initial Per Share Exercise Price	Initial Term (Years)	Expiration Date
Series G Warrants	November 4, 2016	750,000	$10.00	1.2	January 31, 2018
Series H Warrants	November 4, 2016	250,000	$12.00	2.2	January 31, 2019
Series I Warrants	November 4, 2016	250,000	$14.00	3.2	January 31, 2020
Series J Warrants	December 29, 2016	1,085,000	$.03	4	December 29, 2020
Series K Warrants	December 29, 2016	85,000	$.03	4	December 29, 2020

Schedule of determined the fair values of the Warrants

	As of June 30, 2017
Inputs	Series G	Series H	Series I
Volatility (1)	63.8%	59.2%	77.2%
Expected term (years)	.58	1.58	2.58
Risk free interest rate	1.157%	1.322%	1.479%
Common stock price	$10.00	$10.00	$10.00
Exercise price	$9.22	$9.22	$9.22

(1)	“Level 3” input.

	As of December 31, 2016
Inputs	Series G	Series H	Series I	Series J	Series K
Volatility (1)	63.6%	79.1%	70.8%	65.8%	65.8%
Expected term (years)	1.08	2.08	3.08	4	4
Risk free interest rate	.879%	1.223%	1.489%	1.699%	1.699%
Common stock price	$12.00	$12.00	$12.00	$12.00	$12.00
Exercise price	$10.00	$12.00	$14.00	$.03	$.03

Schedule of Warrants, which measured at fair value categorized

	Warrants “G”, “H” and “I”	Warrants “J” and “K”	Total
Beginning fair value balance reported in the consolidated balance sheet at December 31, 2016	$6,393,936	$14,011,254	$20,405,190
Change in fair value (gain) reported in the statements of operations	(2,223,259)	(4,066,254)	(6,289,513)
Exercise of “J” and “K” Warrants	-	(9,945,000)	(9,945,000)
Ending fair value balance reported in the condensed consolidated balance sheet at June 30, 2017	$4,170,677	$-	$4,170,677

Schedule of Fair value

The Company determined the fair value by using the following key inputs to the Black-Scholes Option Pricing Model:

	On the date of Acquisition (March 30, 2017)	As of June 30, 2017
Inputs
Equity Volatility estimate	75%	92.5%
Discount rate based on US Treasury obligations	0.12% - 1.70%	0.90% - 1.61%

The Company determined the fair value by using the following key inputs to the Monte Carlo Simulation Model:

	On the date of Acquisition (March 30, 2017)	As of June 30, 2017
Inputs
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)	1.03% -1.55%	1.14% - 1.47%
Annual Asset Volatility Estimate	72.5%	90%
Estimated EBITDA	$3,600,000 - $3,900,000	$3,600,000 - $3,900,000

Schedule of Estimated EBITDA
Beginning fair value balance on the Acquisition Date (March 30, 2017)	$3,627,000
Change in fair value (loss) reported in the statements of operations	116,000
Ending fair value balance reported in the condensed consolidated balance sheet at June 30, 2017	$3,743,000